Related Party Transactions - Amounts due from/to CMCC Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 26,708		¥ 27,002
Amounts due from ultimate holding company	1,350		570
Right-of-use assets	74,308
Lease liabilities		¥ 80,207
Amounts due to ultimate holding company	21,677		11,020
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	630		282
Other receivables	277		145
Prepayments and other current assets	2		5
Right-of-use assets	399
Lease liabilities	468
Accounts payable	6,741		5,825
Accrued expenses and other payables	90		80
Ultimate Holding Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due from ultimate holding company	1,350		570
Amounts due to ultimate holding company	¥ 21,677		¥ 11,020